OPERATING SEGMENTS - Information about Geographical Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 1,803.8	$ 1,787.7
Non-current assets	7,826.1	8,132.6
Canada
Disclosure of geographical areas [line items]
Revenue	403.1	366.8
Non-current assets	1,782.5	2,118.7
Chile
Disclosure of geographical areas [line items]
Revenue	397.1	516.3
Non-current assets	1,716.2	1,529.1
Brazil
Disclosure of geographical areas [line items]
Revenue	815.0	698.8
Non-current assets	2,082.9	1,902.7
Argentina
Disclosure of geographical areas [line items]
Revenue	188.6	205.8
Non-current assets	2,207.6	2,549.1
U.S.
Disclosure of geographical areas [line items]
Non-current assets	$ 36.9	$ 33.0